Investec Global Franchise Fund
 Investec Global Franchise Fund
Investment Objective
The Investec Global Franchise Fund (the "Fund") seeks long-term capital growth.
Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in A Shares of the Fund. More information about these and other discounts is available (i) from your financial professional and (ii) in the "Purchasing and Selling Fund Shares – Sales Charges" section on page 9 of this prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees	Investec Global Franchise Fund A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investec Global Franchise Fund A Shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Total Annual Fund Operating Expenses	1.67%
Less Fee Reductions and/or Expense Reimbursements	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Investec Asset Management North America, Inc. (the "Adviser" or "IAM NA") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, "excluded expenses")) from exceeding (i) 0.85% of the average daily net assets of the Fund's A Shares until February 28, 2019 and (ii) 1.00% of the average daily net assets of the Fund's A Shares during the period from March 1, 2019 through February 28, 2020 (the "contractual expense limit"). Only the portion of the contractual expense limit that will reduce Fund operating expenses for at least one year from the effective date of this prospectus is reflected in this fee table. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund's investment advisory agreement and may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including the capped expenses reflected in the fee table for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Investec Global Franchise Fund | A Shares | USD ($)	689	1,011

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund was not in operation as of the fiscal year ended October 31, 2017, it does not have portfolio turnover information to report.

Principal Investment Strategies

Under normal circumstances, the Adviser seeks to achieve the Fund's investment objective by investing primarily in common stocks of large capitalization companies that the Adviser believes have rare and exceptional qualities that create enduring competitive advantages and strong global brands or franchises.

Under normal circumstances, the Fund invests in at least three countries, including the U.S., and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company's assets are located outside of the U.S.; (ii) at least 50% of the company's revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company's securities are traded principally outside of the U.S.

In selecting investments to buy for the Fund, the Adviser uses a fundamental research process to seek to identify attractively valued companies with what it believes are the best combination of quality, growth and yield. The Adviser seeks to maintain a portfolio with below average risk, and may sell a stock if the investment case is no longer valid, the stock reaches its fair value or the Adviser identifies a better risk-adjusted investment opportunity.

The Fund is classified as "non-diversified," which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Active Management Risk – The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Non-Diversification Risk – The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

A Shares of the Fund have not yet commenced operations as of the date of this prospectus. I Shares of the Fund commenced operations on December 11, 2017, and therefore do not have performance history for a full calendar year. The Fund's I Shares are offered in a separate prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www.investecassetmanagement.com/united-states or by calling toll-free to 1-844-IAM-USA1.